PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of property, plant and equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2024	$27,104	$4,140	$5,883	$184	$37,311
Additions	2	5	26	9	42
Transfer from construction work-in-progress	5	328	160	—	493
Items recognized through OCI:
Change in fair value	(293)	—	—	2	(291)
Foreign exchange	1,160	104	409	—	1,673
Items recognized through net income:
Depreciation	(261)	(157)	(184)	(24)	(626)
As at June 30, 2025	$27,717	$4,420	$6,294	$171	$38,602
Construction work-in-progress
As at December 31, 2024	$243	$546	$466	$130	$1,385
Additions	78	67	250	157	552
Transfer to property, plant and equipment	(5)	(328)	(160)	—	(493)
Items recognized through OCI:
Foreign exchange	5	16	32	(5)	48
As at June 30, 2025	$321	$301	$588	$282	$1,492
Total property, plant and equipment, at fair value
As at December 31, 2024(2)(3)	$27,347	$4,686	$6,349	$314	$38,696
As at June 30, 2025(2)(3)	$28,038	$4,721	$6,882	$453	$40,094
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $34 million (2024: $34 million) in our hydroelectric segment, $109 million (2024: $119 million) in our wind segment, $165 million (2024: $126 million) in our solar segment, and $9 million (2024: nil) in other.
(3)Includes land not subject to revaluation of $204 million (2024: $200 million) in our hydroelectric segment, $12 million (2024: $12 million) in our wind segment, $48 million (2024: $44 million) in our solar segment, and $1 million (2024: $1 million) in other.
Summary of Asset Acquisitions
During the period, the company, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:

Region	Technology	Capacity	Amount recognized in Property, Plant and Equipment	Brookfield Renewable Corporation Economic Interest
U.S.	Utility-scale solar	300 MW	$66 million	20%
U.S.	Various	725 MW	$47 million	39%
U.S.	Utility-scale solar	177 MW	$23 million	20%